Preferred shares - Conversion rights, Redemption rights and Liquidation preferences (Details) - shares		12 Months Ended
	Dec. 27, 2018	Dec. 31, 2020
Temporary Equity
Initial conversion ratio		1
Redemption rights, simple non-compounded interest rate (as a percent)		8.00%
Liquidation preference, simple non-compounded interest rate (as a percent)		5.00%
Series B Convertible Redeemable Preferred Shares
Temporary Equity
Threshold period to complete Qualified IPO, to trigger redemption of Preferred Shares	5 years
Series C Convertible Redeemable Preferred Shares
Temporary Equity
Threshold period to complete Qualified IPO, to trigger redemption of Preferred Shares	5 years